Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table shows (i) the total compensation for our chief executive officer and, on an average basis, total compensation for our other named executive officers as set forth in the Summary Compensation Table (“SCT”); (ii) the “compensation actually paid” to our chief executive officer and, on an average basis, compensation actually paid to our other named executive officers (in each case, as determined under applicable SEC rules); (iii) our TSR; (iv) the TSR of the Nasdaq Benchmark Index over the same period, (v) our net income and (vi) our adjusted pre-tax income, which is the most important financial measure that we used to link compensation actually paid to the named executive officers for 2024 to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year. No dividends were paid or accrued on stock awards for the years presented.

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total Compensation for CEO(1) ($)	Compensation Actually Paid to CEO(1,3) ($)	Average SCT Total Compensation for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(2,3) ($)	TSR (Company)(4) ($)	TSR (Peer Group)(4) ($)	Net Income(5) ($ in thousands)	Adjusted Pre-Tax Income(6) ($ in thousands)
2024	6,517,942	12,318,453	1,764,107	2,856,756	172.00	81.00	190,004	286,323
2023	4,219,066	2,868,445	1,226,892	994,034	111.00	104.00	129,259	187,025
2022	3,079,982	1,006,154	1,142,856	508,834	108.00	108.00	121,549	189,800
2021	3,377,508	4,229,896	1,255,441	1,684,833	142.00	139.00	131,532	182,700
2020	2,238,694	2,707,653	1,244,728	1,580,887	119.00	114.00	106,870	143,050

(1)	Mr. Olsen served as president and chief executive officer for each of the years presented in the table.
(2)
The other named executive officers for each of the years presented in the table were as follows: for fiscal 2024, Messrs. Hession, Braun, Darby, and Leff; for fiscal 2023 and 2022, Messrs. Hession, Braun, Darby, and McKnight; for fiscal 2021, Messrs. Berman, Hession, and Braun and Mr. Michael B. Kealey, our then-Executive Vice President, Commercial; and, for fiscal 2020, Messrs. Hession, Kealey, Braun, and Darby.

(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments for fiscal 2024:

Adjustments	FY2024
	CEO ($)	Other NEOs Average ($)
Total from SCT	6,517,942	1,764,107
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	(3,851,856)	(711,116)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	5,811,559	1,072,902
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	3,688,927	694,565
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	151,881	36,298
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—
Total Impact: Adjustments for stock and option awards	5,800,511	1,092,649
Compensation Actually Paid (as calculated)	12,318,453	2,856,756

(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2022, 2023, and 2024 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards on December 31, 2024. The remeasured fair value of the 2022, 2023, and 2024 awards was $123.52, $171.22, and $229.93 per share as of December 31, 2024.

The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.
(4)
TSR is determined based on the value of an initial fixed investment of $100 in common stock at December 31, 2019, assuming the reinvestment of dividends. The TSR peer group is the NASDAQ Benchmark Index, as identified in Part II. Item 5 of the Company’s Form 10-K filed with the SEC on February 27, 2025 (the “10-K Peer Group”).

(5)	Net income is calculated in accordance with GAAP and as reported in the Company’s Form 10-K filed with the SEC on February 27, 2025.
(6)
“Adjusted Pre-Tax Income” means the Company’s consolidated income before income taxes determined in accordance with GAAP, excluding the following items: (a) items generally excluded from earnings per share and earnings before interest, taxes, depreciation and amortization, or EBITDA, by the Company or institutional investors or analysts when evaluating the Company’s performance, such as one-time gains or losses from asset sales, dispute or litigation charges or recoveries, impairment charges, acts of God, restructuring charges and other non-GAAP adjustments, but including normal provisions for slow-moving and obsolete inventory and accounts receivable; (b) the impact of any acquisitions, divestitures, discontinuance of business operations, or restructuring; and (c) the cumulative effect of any accounting changes.

While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Pre-Tax Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote
(1)	Mr. Olsen served as president and chief executive officer for each of the years presented in the table.
(2)
The other named executive officers for each of the years presented in the table were as follows: for fiscal 2024, Messrs. Hession, Braun, Darby, and Leff; for fiscal 2023 and 2022, Messrs. Hession, Braun, Darby, and McKnight; for fiscal 2021, Messrs. Berman, Hession, and Braun and Mr. Michael B. Kealey, our then-Executive Vice President, Commercial; and, for fiscal 2020, Messrs. Hession, Kealey, Braun, and Darby.

Peer Group Issuers, Footnote
(4)
TSR is determined based on the value of an initial fixed investment of $100 in common stock at December 31, 2019, assuming the reinvestment of dividends. The TSR peer group is the NASDAQ Benchmark Index, as identified in Part II. Item 5 of the Company’s Form 10-K filed with the SEC on February 27, 2025 (the “10-K Peer Group”).

PEO Total Compensation Amount	$ 6,517,942	$ 4,219,066	$ 3,079,982	$ 3,377,508	$ 2,238,694
PEO Actually Paid Compensation Amount	$ 12,318,453	2,868,445	1,006,154	4,229,896	2,707,653
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments for fiscal 2024:

Adjustments	FY2024
	CEO ($)	Other NEOs Average ($)
Total from SCT	6,517,942	1,764,107
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	(3,851,856)	(711,116)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	5,811,559	1,072,902
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	3,688,927	694,565
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	151,881	36,298
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—
Total Impact: Adjustments for stock and option awards	5,800,511	1,092,649
Compensation Actually Paid (as calculated)	12,318,453	2,856,756

(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2022, 2023, and 2024 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards on December 31, 2024. The remeasured fair value of the 2022, 2023, and 2024 awards was $123.52, $171.22, and $229.93 per share as of December 31, 2024.

The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.

Non-PEO NEO Average Total Compensation Amount	$ 1,764,107	1,226,892	1,142,856	1,255,441	1,244,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,856,756	994,034	508,834	1,684,833	1,580,887
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments for fiscal 2024:

Adjustments	FY2024
	CEO ($)	Other NEOs Average ($)
Total from SCT	6,517,942	1,764,107
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	(3,851,856)	(711,116)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	5,811,559	1,072,902
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	3,688,927	694,565
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	151,881	36,298
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—
Total Impact: Adjustments for stock and option awards	5,800,511	1,092,649
Compensation Actually Paid (as calculated)	12,318,453	2,856,756

(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2022, 2023, and 2024 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards on December 31, 2024. The remeasured fair value of the 2022, 2023, and 2024 awards was $123.52, $171.22, and $229.93 per share as of December 31, 2024.

The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Measures
The performance measures used to link compensation actually paid to our named executive officers for fiscal 2024 to Company performance are as follows:

Performance Measures
Net Sales
Adjusted Pre-Tax Income
Free Cash Flow as a % of Net Income
Relative TSR as compared with constituent companies in the NASDAQ Benchmark Index
Return on Invested Capital

We believe these measures adequately align named executive officer incentives with the Company’s objectives, consistent with our compensation philosophy, as more fully described under “Executive Compensation: Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 172	111	108	142	119
Peer Group Total Shareholder Return Amount	81	104	108	139	114
Net Income (Loss)	$ 190,004,000	$ 129,259,000	$ 121,549,000	$ 131,532,000	$ 106,870,000
Company Selected Measure Amount	286,323,000	187,025,000	189,800,000	182,700,000	143,050,000
PEO Name	Mr. Olsen	Mr. Olsen	Mr. Olsen	Mr. Olsen	Mr. Olsen
Performance-based Restricted Stock Awards Grant Date Fair Value per Share, Remeasured 2022 Awards	$ 123.52
Performance-based Restricted Stock Awards Grant Date Fair Value per Share, Remeasured 2023 Awards	171.22
Performance-based Restricted Stock Awards Grant Date Fair Value per Share, Remeasured 2024 Awards	$ 229.93
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description
(6)
“Adjusted Pre-Tax Income” means the Company’s consolidated income before income taxes determined in accordance with GAAP, excluding the following items: (a) items generally excluded from earnings per share and earnings before interest, taxes, depreciation and amortization, or EBITDA, by the Company or institutional investors or analysts when evaluating the Company’s performance, such as one-time gains or losses from asset sales, dispute or litigation charges or recoveries, impairment charges, acts of God, restructuring charges and other non-GAAP adjustments, but including normal provisions for slow-moving and obsolete inventory and accounts receivable; (b) the impact of any acquisitions, divestitures, discontinuance of business operations, or restructuring; and (c) the cumulative effect of any accounting changes.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow as a % of Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR as compared with constituent companies in the NASDAQ Benchmark Index
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,800,511
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,851,856)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,811,559
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,688,927
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,881
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,092,649
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,116)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,902
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,565
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,298
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0